15. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies - Legal Tables
Future minimum lease payments	Future minimum lease payments as of June 30, 2013 are as follows: YEAR ENDING
2013	$61,686